INTERIM CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands		Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents		$ 21,001	$ 20,165
User funds		3,845	3,553
Trade receivables, net		2,336	1,880
Short-term bank deposit		26,395	20,000
Short-term investments			11,520
Other receivables and prepaid expenses		1,868	2,598
Current assets		55,445	59,716
NON-CURRENT ASSETS:
Property and equipment, net		475	583
Right-of-use assets, net		1,247	1,577
Intangible assets, net		6,643	7,607
Goodwill		15,628	15,628
Deferred taxes		1,112	969
Other long-term assets		1,602	1,605
Non-current assets		26,707	27,969
Total assets		82,152	87,685
CURRENT LIABILITIES:
Current maturity of lease liabilities		492	587
Trade payables		3,549	3,113
User accounts		3,845	3,553
Warrants liability		2,525	1,485
Accrued expenses and other payables		5,570	4,931
Current liabilities		15,981	13,669
LONG TERM LIABILITIES:
Lease liabilities		471	712
Employee benefit liabilities, net		1,395	1,256
Other long-term liabilities			6
Long term liabilities		1,866	1,974
EQUITY:
Share capital	[1]	0	0
Share premium		258,387	256,194
Reserve from remeasurement of defined benefit plans		27	27
Accumulated deficit		(194,109)	(184,179)
Total equity		64,305	72,042
Total liabilities and equity		$ 82,152	$ 87,685

[1]	Represents an amount lower than $1